INVESTMENTS AND EQUITY AFFILIATES Investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Schedule Of Available For Sale Securities [Line Items]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	$ 0	$ 0	$ 0
Short-term investments	254	302
Cost-method Investments, Other than Temporary Impairment	0	0	0
Long Term Equity Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Fair Value	22	35
Other Miscellaneous Investments [Member]
Schedule Of Available For Sale Securities [Line Items]
Recorded cost	$ 67	$ 70